Note 5 - Loans and Related Allowance for Loan and Lease Losses - Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Pre-modification outstanding recorded investment	$ 139	$ 782
Post-modification outstanding recorded investment	$ 138	$ 844
Commercial And Industrial [Member]
Number of contracts	2	3
Pre-modification outstanding recorded investment	$ 25	$ 488
Post-modification outstanding recorded investment	$ 24	$ 490
Residential Portfolio Segment [Member]
Number of contracts	1	2
Pre-modification outstanding recorded investment	$ 114	$ 123
Post-modification outstanding recorded investment	$ 114	$ 178
Home Equity Lines of Credit [Member]
Number of contracts		4
Pre-modification outstanding recorded investment		$ 171
Post-modification outstanding recorded investment		$ 176
Extended Maturity [Member] | Commercial And Industrial [Member]
Number of contracts	2	3
Extended Maturity [Member] | Residential Portfolio Segment [Member]
Number of contracts	1	0
Extended Maturity [Member] | Home Equity Lines of Credit [Member]
Number of contracts		4
Other Restructurings [Member] | Commercial And Industrial [Member]
Number of contracts	0	0
Other Restructurings [Member] | Residential Portfolio Segment [Member]
Number of contracts	0	2
Other Restructurings [Member] | Home Equity Lines of Credit [Member]
Number of contracts		0